Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	$ 1,089	$ (654)
Recognition of prior service	0	0
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	243	(158)
Recognition of prior service	0	3
Pension Benefit Regulatory Asset [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	652	(350)
Amortization of actuarial losses	(55)	(84)
Total actuarial gains and losses and prior service costs	597	(434)
Post Retirement and Employment Benefits Regulatory Assets [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	242	(158)
Amortization of actuarial losses	(7)	(15)
Recognition of prior service	0	(3)
Amounts not subject to regulatory treatment	0	10
Total actuarial gains and losses and prior service costs	$ 235	$ (166)